Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries and employee benefits	$ 1,526	$ 2,054
Directors' fees	294	296
Share-based compensation	2,983	2,272
Remuneration of directors and the senior management team	$ 4,803	$ 4,622